Accrued Expenses and Other Liabilities	6 Months Ended
Jun. 30, 2024
Payables and Accruals [Abstract]
Accrued Expenses and Other Liabilities

6. Accrued expenses and other liabilities

Accrued expenses and other liabilities consisted of the following (in thousands):

	June 30,	December 31,
	2024	2023
Compensation and benefits	$2,109	$2,949
External research and development expenses	3,318	3,227
Facility costs	154	373
Professional services	538	115
Property and equipment	—	314
Other liabilities	1,106	850
	$7,225	$7,828